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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

January 2, 2001

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust II (Trust)
          Liberty Newport Japan Opportunities Fund
          Liberty Newport Greater China Fund
          Stein Roe Small Cap Tiger Fund (Funds)
          File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated January 1, 2001 for the Funds do not differ from that contained in Post-Effective Amendment No. 48 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 27, 2000.

The Funds' Prospectuses and Statements of Additional Information dated January 1, 2001, are now being used in connection with the public offering and sale of shares of the Funds.

The Funds are separate portfolios of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST II


/s/Ellen Harrington
Ellen Harrington
Assistant Secretary


S:\FUNDS\TRUSTII\LNJOF\497jltr.doc

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